Short Term Debts (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Short Term Debts [Abstract]
Schedule of short term debts
	Interest rate		January 1,	December 31,	December 31,
	%	Currency	2021	2021	2022
Short-term loans from banks	1.7-2.6	NIS	$1,328	$4,720	$2,449
Current maturities of long-term loans from financial institutions and banks	2.1-3.3	NIS	10,202	8,551	9,310
Current maturities of long-term loans from banks	2.1 + SOFR-SOFR+2.25	USD	-	3,750	8,908
Accrued interest on long term debt	2.6- 3.14	NIS	68	27	23
Accrued interest on long term debt	6.07	USD	-	60	65

			$11,598	$17,108	$20,755